Supplementary cashflow information	6 Months Ended
Jun. 30, 2026
Supplementary Cash Flow Information [Abstract]
Supplementary cashflow information
15. Supplementary cashflow information
Below are the significant non-cash investing and financing activities during the six months ended June 30, 2026, and six months ended June 30, 2025:

Six Months Ended June 30, 2026:

During the six months ended June 30, 2026, Lifezone extended the term of its office lease in Perth, Australia by two years.
Six months ended June 30, 2025:

During the six months ended June 30, 2025, Lifezone paid to debenture holders as interest in the form of newly issued 178,519 Ordinary Shares in Lifezone Metals.